Acquisition of EMI Solutions, Inc. (Details) - Schedule of Unaudited Pro Forma Revenues and Net Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Schedule of Unaudited Pro Forma Revenues and Net Loss [Abstract]
Revenues	$ 1,145	$ 678	$ 2,197	$ 2,015
Net loss	$ (1,753)	$ (13,129)	$ (733)	$ (22,692)